Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

9.	Subsequent Events

On October 22, 2025, the Sponsor filed with the SEC a registration statement on Form S-1 (the “Form S-1”) to register the Shares of the Trust under the Securities Act of 1933.

There are no other events that have occurred through October 22, 2025, the date the financial statements were available to be issued, that require disclosure other than that which has already been disclosed in these notes to the financial statements.

9.	Subsequent Events

On October 22, 2025, the Sponsor filed with the SEC a registration statement on Form S-1 (the “Form S-1”) to register the Shares of the Trust under the Securities Act of 1933.

There are no other events that have occurred through October 22, 2025, the date the financial statements were available to be issued, that require disclosure other than that which has already been disclosed in these notes to the financial statements.